SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	May 14, 2026	May 12, 2026	Apr. 07, 2026	Feb. 12, 2026	Jan. 01, 2026	Dec. 30, 2025	Aug. 20, 2025
Property, Plant, and Equipment [Line Items]
Working capital deficit	$ 533,079	$ 342,760
Shares issued per share	$ 9.20	$ 9.20
Cash or cash equivalents	$ 0	$ 0
Accrued offering costs	35,000	35,000
Deferred offering costs	429,263	299,009
Uncollected subscription	25,000	25,000
Proceeds from loans	1,500,000	1,500,000
Deferred costs	429,263	299,009
Other deferred costs	394,263	264,009
Unrecognized tax benefits	0	0
Accrued interest and penalties	0	0
Federal depository insurance coverage	$ 250,000	$ 250,000
Class B Shares [Member]
Property, Plant, and Equipment [Line Items]
Shares issued	6,160,715	12,321,429
Related Party [Member]
Property, Plant, and Equipment [Line Items]
Promissory note value								$ 350,000	$ 200,000
Accrued offering costs	$ 498,079	$ 307,760
Notes payable		$ 307,760
Subsequent Event [Member]
Property, Plant, and Equipment [Line Items]
Promissory note value					$ 550,000
Working capital loans from the Sponsor	$ 1,500,000						$ 1,500,000
Shares issued per share	$ 10.00						$ 10.00
Shares issued				6,160,715
Notes payable					550,000	$ 450,000
Subsequent Event [Member] | Related Party [Member]
Property, Plant, and Equipment [Line Items]
Promissory note value					$ 450,000
Subsequent Event [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Promissory note value			$ 550,000